Reportable segments - Operating Segment Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Revenue	$ 7,467,490	$ 10,710,578	$ 2,862,315
Cost of sales	(4,392,436)	(4,973,953)	(1,772,208)
Administrative expenses	(175,765)	(142,644)	(118,893)
Finance expense	(138,402)	(86,651)	(84,626)
Depreciation and amortization expense	(280,787)	(244,458)	(214,239)
Interest in the income of associates and joint ventures accounted for by the equity method	593	20,159	11,132
Income before taxes	2,807,018	5,486,496	841,221
Income tax expense	(1,876,751)	(1,572,212)	(249,016)
Net income	930,267	3,914,284	592,205
Assets	10,778,837	10,819,101	7,180,201
Investment accounted for under the equity method	86,417	54,386	39,824
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	2,785,385	1,757,581	152,663
Other Liabilities	6,301,408	5,887,100	3,964,230
Impairment loss of financial assets recognized in income	202	3,369	(235)
Impairment loss of non-financial assets recognized in income	(47,068)	(42,233)	(6,060)
Cash flows from (used in) operating activities	(196,639)	4,077,595	822,520
Cash flows used in investing activities	(1,481,493)	(909,401)	(1,006,943)
Cash flows from (used in) financing activities	66,261	(2,002,969)	1,206,485
Operating segments
Disclosure of operating segments [line items]
Revenue	7,467,490	10,710,578	2,862,315
Cost of sales	(4,392,436)	(4,973,953)	(1,772,208)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(280,787)	(244,458)	(214,239)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	3,075,054	5,736,625	1,090,107
Income tax expense	0	0	0
Net income	3,075,054	5,736,625	1,090,107
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales	0	0	0
Administrative expenses	(175,765)	(142,644)	(118,893)
Finance expense	(138,402)	(86,651)	(84,626)
Depreciation and amortization expense	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	593	20,159	11,132
Income before taxes	(268,036)	(250,129)	(248,886)
Income tax expense	(1,876,751)	(1,572,212)	(249,016)
Net income	(2,144,787)	(1,822,341)	(497,902)
Assets	10,778,837	10,819,101	7,180,201
Investment accounted for under the equity method	86,417	54,386	39,824
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	2,785,385	1,757,581	152,663
Other Liabilities	6,301,408	5,887,100	3,964,230
Impairment loss of financial assets recognized in income	202	3,369	(235)
Impairment loss of non-financial assets recognized in income	(47,068)	(42,233)	(6,060)
Cash flows from (used in) operating activities	(196,639)	4,077,595	822,520
Cash flows used in investing activities	(1,481,493)	(909,401)	(1,006,943)
Cash flows from (used in) financing activities	66,261	(2,002,969)	1,206,485
Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	913,912	1,172,334	908,815
Cost of sales	(691,509)	(722,261)	(646,930)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(70,342)	(63,321)	(58,808)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	222,403	450,073	261,885
Income tax expense	0	0	0
Net income	222,403	450,073	261,885
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income			0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	892,151	754,339	437,931
Cost of sales	(355,717)	(282,100)	(240,341)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(53,140)	(53,734)	(41,215)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	536,434	472,239	197,590
Income tax expense	0	0	0
Net income	536,434	472,239	197,590
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income			0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	5,180,114	8,152,939	936,121
Cost of sales	(2,955,669)	(3,636,852)	(494,794)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(124,010)	(88,510)	(65,014)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	2,224,445	4,516,087	441,327
Income tax expense	0	0	0
Net income	2,224,445	4,516,087	441,327
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income			0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Industrial chemicals
Disclosure of operating segments [line items]
Revenue	175,223	165,200	132,011
Cost of sales	(141,351)	(112,247)	(109,067)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(15,232)	(14,724)	(13,743)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	33,872	52,953	22,944
Income tax expense	0	0	0
Net income	33,872	52,953	22,944
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income			0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Potassium
Disclosure of operating segments [line items]
Revenue	279,050	437,180	416,592
Cost of sales	(219,597)	(193,581)	(253,125)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(18,006)	(24,043)	(35,290)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	59,453	243,599	163,467
Income tax expense	0	0	0
Net income	59,453	243,599	163,467
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income			0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Other products and services
Disclosure of operating segments [line items]
Revenue	27,040	28,586	30,845
Cost of sales	(28,593)	(26,912)	(27,951)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(57)	(126)	(169)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	(1,553)	1,674	2,894
Income tax expense	0	0	0
Net income	(1,553)	1,674	2,894
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income			0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Reportable segments
Disclosure of operating segments [line items]
Revenue	7,467,490	10,710,578	2,862,315
Cost of sales	(4,392,436)	(4,973,953)	(1,772,208)
Administrative expenses	0	0	0
Finance expense	0	0	0
Depreciation and amortization expense	(280,787)	(244,458)	(214,239)
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Income before taxes	3,075,054	5,736,625	1,090,107
Income tax expense	0	0	0
Net income	3,075,054	5,736,625	1,090,107
Assets	0	0	0
Investment accounted for under the equity method	0	0	0
Incorporation of non-current assets other than financial instruments, deferred tax assets, net defined benefit assets and rights arising from insurance contracts	0	0	0
Other Liabilities	0	0	0
Impairment loss of financial assets recognized in income	0	0	0
Impairment loss of non-financial assets recognized in income	0	0	0
Cash flows from (used in) operating activities	0	0	0
Cash flows used in investing activities	0	0	0
Cash flows from (used in) financing activities	0	0	0
Parent
Disclosure of operating segments [line items]
Revenue	7,467,490		2,862,315
Assets	8,824,362	8,430,376
Other Liabilities	4,383,163	3,533,744
Parent | Operating segments
Disclosure of operating segments [line items]
Revenue	7,467,490	10,710,578	2,862,315
Parent | Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Parent | Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	913,912	1,172,334	908,815
Parent | Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	892,151	754,339	437,931
Parent | Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	5,180,114	8,152,939	936,121
Parent | Industrial chemicals
Disclosure of operating segments [line items]
Revenue	175,223	165,200	132,011
Parent | Potassium
Disclosure of operating segments [line items]
Revenue	279,050	437,180	416,592
Parent | Other products and services
Disclosure of operating segments [line items]
Revenue	27,040	28,586	30,845
Parent | Reportable segments
Disclosure of operating segments [line items]
Revenue	7,467,490	10,710,578	2,862,315
Other Operating Segment
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Operating segments
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Unallocated amounts
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Industrial chemicals
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Potassium
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Other products and services
Disclosure of operating segments [line items]
Revenue	0	0	0
Other Operating Segment | Reportable segments
Disclosure of operating segments [line items]
Revenue	$ 0	$ 0	$ 0